Note 24 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 3,812,470	$ 3,623,558
Non-current assets	498,518	420,819
CANADA
Statement Line Items [Line Items]
Sales	413,836	414,183
Non-current assets	266,775	201,985
UNITED STATES
Statement Line Items [Line Items]
Sales	2,624,602	2,465,794
Non-current assets	223,802	207,147
UNITED KINGDOM
Statement Line Items [Line Items]
Sales	774,032	743,581
International [member]
Statement Line Items [Line Items]
Non-current assets	$ 7,941	$ 11,687